FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY

As of December 31, 2025 and 2024, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at fair value through profit or loss	$—	—	1,396,266	$1,396,266
Digital Assets	$14,901,322	—	—	$14,901,322

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Financial assets at fair value through profit or loss	$—	—	1,381,666	$1,381,666
Digital Assets	$30,441,133	—	—	$30,441,133